Financial Income and Expenses - Summary Of Details About Other Finance Income Expense Net (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Exchange differences	€ (4,044)	€ 1,466	€ (3,618)
Total	€ (4,044)	€ 1,466	€ (3,618)